RELATED PARTY TRANSACTIONS	6 Months Ended
Oct. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

10. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Brad McConn, former Chief Financial Officer; Dr. Stefan Lang, former Chief Business Officer; Dr. Ilse Roodink, Chief Scientific Officer; Lisa Helbling, former Chief Financial Officer; and Directors of the Company. During the six months ended October 31, 2023 and 2022, the compensation for key management is as follows:

(in thousands)	2023 $	2022 $
Salaries and other short-term benefits	1,573	1,408
Severance (included in salaries)	60	60
Share-based payments	1,120	431
Director compensation (included in salaries)	171	167
	2,924	2,066

At October 31, 2023, included in accounts payable and accrued liabilities is $1.4 million (April 30, 2023 - $0.9 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.